UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6642

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	6/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Connecticut Intermediate Municipal Bond Fund
June 30, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--101.4%	Rate (%)	Date	Amount ($)	Value ($)

Connecticut--76.1%
Bridgeport,
GO (Insured; AMBAC)	6.00	9/1/06	50,000	50,183
Bridgeport,
GO (Insured; AMBAC)	6.00	9/1/06	1,700,000	1,706,290
Connecticut	5.75	6/15/10	30,000 a	31,901
Connecticut	5.25	12/15/10	50,000	52,771
Connecticut	6.34	12/15/10	1,250,000 b,c	1,388,525
Connecticut	7.34	6/15/11	1,500,000 b,c	1,690,035
Connecticut	5.13	11/15/13	1,500,000	1,575,855
Connecticut
(Insured; MBIA)	5.25	3/15/10	5,100,000	5,260,650
Connecticut
(Insured; MBIA)	5.38	12/15/10	4,100,000	4,347,968
Connecticut
(Insured; MBIA)	5.25	10/15/22	1,600,000	1,705,104
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/14	2,000,000	2,084,920
Connecticut,
Airport Revenue (Bradley
International Airport)
(Insured; FGIC)	5.25	10/1/17	2,275,000	2,353,943
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	5.25	9/1/07	1,115,000	1,133,710
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	5.38	9/1/08	2,500,000	2,579,950
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; AMBAC)	5.25	7/1/19	3,000,000	3,270,660
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.50	11/1/12	4,180,000	4,531,287
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; FSA)	5.38	7/1/13	1,000,000	1,071,360
Connecticut,

Special Tax Obligation
(Transportation Infrastructure
Purposes) (Insured; MBIA)	5.25	9/1/07	1,360,000	1,382,970
Connecticut Clean Water Fund,
Revenue (Insured; MBIA)	5.13	7/1/07	2,000,000	2,011,960
Connecticut Development Authority,
First Mortgage Gross Revenue
(Church Homes, Inc.
Congregational Avery Heights
Project)	5.70	4/1/12	1,990,000	2,026,934
Connecticut Development Authority,
First Mortgage Gross Revenue
(The Elim Park Baptist Home
Inc. Project)	5.38	12/1/11	1,765,000	1,760,164
Connecticut Development Authority,
Revenue (Duncaster Project)
(Insured; Radian)	5.50	8/1/11	2,405,000	2,550,358
Connecticut Health and Educational
Facilities Authority, Revenue
(Children's Medical Center)
(Insured; MBIA)	5.00	7/1/21	1,045,000	1,078,722
Connecticut Health and Educational
Facilities Authority, Revenue
(Greenwich Hospital) (Insured;
MBIA)	5.75	7/1/06	1,000,000	1,000,050
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care)	5.13	7/1/07	800,000	801,160
Connecticut Health and Educational
Facilities Authority, Revenue
(Nursing Home Program-3030
Park Fairfield Health Center)	6.25	11/1/21	2,500,000	2,564,250
Connecticut Health and Educational
Facilities Authority, Revenue
(Stamford Hospital) (Insured;
MBIA)	5.20	7/1/07	2,210,000	2,240,476
Connecticut Health and Educational
Facilities Authority, Revenue
(Trinity College Issue)
(Insured; MBIA)	5.00	7/1/22	1,000,000	1,034,990
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.00	7/1/17	1,220,000	1,264,225
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.50	7/1/22	2,000,000	2,130,140
Connecticut Health and Educational
Facilities Authority, Revenue
(University of New Haven)	6.00	7/1/06	100,000	100,005
Connecticut Health and Educational

Facilities Authority, Revenue
(University of New Haven)	6.63	7/1/06	2,000,000 a	2,040,140
Connecticut Health and Educational
Facilities Authority, Revenue
(Windham Community Memorial
Hospital) (Insured; ACA)	5.75	7/1/11	600,000	615,846
Connecticut Higher Education
Supplemental Loan Authority,
Revenue (Family Education Loan
Program)	5.50	11/15/08	640,000	643,942
Connecticut Higher Education
Supplemental Loan Authority,
Revenue (Family Education Loan
Program)	5.60	11/15/09	685,000	688,617
Connecticut Higher Education
Supplemental Loan Authority,
Revenue (Family Education Loan
Program) (Insured; AMBAC)	5.63	11/15/11	415,000	418,067
Connecticut Higher Education
Supplemental Loan Authority,
Senior Revenue (Connecticut
Family Education Loan Program)
(Insured; MBIA)	4.50	11/15/20	2,255,000	2,187,508
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	5.00	11/15/21	1,750,000 d	1,779,383
Connecticut Housing Finance
Authority (Housing Mortgage
Finance Program)	4.65	11/15/27	1,380,000 d	1,360,611
Connecticut Resource Recovery
Authority, Revenue (American
Refunding Fuel Co.)	5.50	11/15/15	3,250,000	3,316,235
Connecticut Resource Recovery
Authority, Revenue
(Mid-Connecticut System)	5.50	11/15/10	1,000,000 a	1,055,500
Fairfield	5.50	4/1/11	2,030,000	2,174,089
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; MBIA)	5.00	11/15/23	2,655,000	2,750,341
Greater New Haven Water Pollution
Control Authority, Regional
Wastewater System Revenue
(Insured; MBIA)	5.00	11/15/25	1,335,000	1,379,856
Greenwich Housing Authority,
MFHR (Greenwich Close
Apartments)	6.25	9/1/17	2,000,000	2,090,960
Hamden
(Insured; MBIA)	5.25	8/15/11	265,000 a	285,296
Hamden
(Insured; MBIA)	5.25	8/15/14	730,000	780,239
Hamden

(Insured; MBIA)	5.25	8/15/14	5,000	5,397
Hartford,
Parking System Revenue	6.40	7/1/10	1,000,000 a	1,085,840
Middletown	5.00	4/15/08	1,760,000	1,797,224
New Haven
(Insured; FGIC)	5.25	8/1/06	1,200,000	1,201,524
New Haven,
Air Rights Parking Facility
Revenue (Insured; AMBAC)	5.38	12/1/11	1,165,000	1,243,952
University of Connecticut
(Insured; FGIC)	5.75	3/1/10	1,850,000 a	1,982,423
University of Connecticut
(Insured; FSA)	5.00	2/15/24	1,225,000	1,268,769
University of Connecticut,
GO (Insured; FGIC)	5.00	2/15/24	2,100,000	2,182,026
Waterbury
(Insured; FSA)	5.25	2/1/14	1,000,000	1,071,730
Waterbury,
GO Tax Revenue (Special
Capital Reserve Fund)
(Insured; FSA)	5.00	4/1/13	1,000,000	1,053,160
Weston	5.25	7/15/15	1,000,000 a	1,083,380
Westport	5.00	8/15/16	1,500,000	1,595,490
Westport	5.00	8/15/17	3,470,000	3,676,569
U.S. Related--25.3%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,500,000 a	1,601,070
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	1,300,000 a	1,387,594
Childrens's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	5.75	7/1/10	4,000,000 a	4,269,520
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	0/5.20	11/15/07	795,000 e	752,324
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	0/5.45	11/15/07	1,445,000 e	1,360,525
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/22	170,000	171,608
Guam Waterworks Authority,
Water and Wastewater System
Revenue	5.50	7/1/16	1,000,000	1,052,550
Puerto Rico Commonwealth
(Public Improvement) (Insured;
FGIC)	5.50	7/1/16	3,270,000	3,611,486
Puerto Rico Commonwealth
(Public Improvement) (Insured;
FSA)	5.25	7/1/12	2,600,000	2,771,210

Puerto Rico Commonwealth
(Public Improvement) (Insured;
MBIA)	5.25	7/1/14	1,000,000	1,076,020
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/11	3,000,000	3,095,670
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	6.13	7/1/09	4,000,000	4,248,160
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/14	2,000,000	2,060,460
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	5.63	10/1/10	820,000	841,115
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	3,000,000	3,268,050
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Loan Notes	5.50	10/1/08	1,500,000	1,546,110

Total Investments (cost $130,794,003)			101.4%	132,709,102
Liabilities, Less Cash and Receivables			(1.4%)	(1,784,194)
Net Assets			100.0%	130,924,908

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Inverse floater security--the interest rate is subject to change periodically.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $3,078,560 or 2.4% of net assets.
d	Purchased on a delayed delivery basis.
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f	At June 30, 2006, 25.0% of the fund's net assets are insured by MBIA.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue

FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CONNECTICUT INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 17, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 17, 2006

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)